Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3,405	€ 2,434	€ 3,579
Nominal value of interest rate swaps hedge fixed-rate bonds	10,358	8,862	6,286
Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3,405	2,434	2,979
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	600
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	999	0	2,642
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	0	57
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	850
Notional amount | 2 to 3 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	906	0	0
Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	1,584
Notional amount | More than 5 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			880
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(165)	(232)	7
Nominal value of interest rate swaps hedge fixed-rate bonds	22	22	10
Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(165)	(232)	6
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	1
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	€ 0	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.03%	1.03%	1.03%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 453	€ 467	€ 440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	453	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	453	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(49)	(62)	(5)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(49)	(62)	(5)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.32%	1.32%	1.32%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 453	€ 467	€ 440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	453	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	453	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(43)	(56)	3
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(43)	(56)	3
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.69%	0.69%
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 850	€ 850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(28)	(43)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(28)	(43)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.92%	0.92%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 650	€ 650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(44)	(71)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(44)	(71)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43%
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.43%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 999
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	999
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	999
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 3.43% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate			0.06%
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 2,000
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			2,000
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			2,000
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			10
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			10
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia
Disclosure of detailed information about financial instruments [line items]
Interest rate			(0.57%)
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 600
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			600
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			600
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			1
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			1
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent
Disclosure of detailed information about financial instruments [line items]
Interest rate			1.48%
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds			99
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			99
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			42
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			57
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(3)
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(3)
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 0